Note 12 - Quarterly Financial Information (Unaudited, in Thousands, Except Share and Per Share Data) - Quarterly Financial Information (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended																	9 Months Ended		12 Months Ended
		Sep. 30, 2019	Dec. 31, 2018		Sep. 30, 2018		Jun. 30, 2018		Mar. 31, 2018		Dec. 31, 2017		Sep. 30, 2017		Jun. 30, 2017		Mar. 31, 2017		Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
us-gaap_OperatingExpenses		$ 1,591	$ 5,385	[1]	$ 4,622	[1]	$ 5,000	[1]	$ 6,365	[1]	$ 5,590	[1]	$ 12,306	[1]	$ 5,986	[1]	$ 6,480	[1]	$ 13,614	$ 15,987	$ 21,372	$ 30,362	$ 28,705
Net loss attributable to common stockholders	[1]		$ (5,259)		$ (4,510)		$ (4,879)		$ (6,081)		$ (5,551)		$ (19,054)		$ (5,608)		$ (6,498)
Net loss per share attributable to common stockholders - basic and diluted (in dollars per share)		$ (0.08)	$ (0.27)	[1]	$ (0.25)	[1]	$ (0.28)	[1]	$ (0.34)	[1]	$ (0.33)	[1]	$ (1.08)	[1]	$ (0.33)	[1]	$ (0.39)	[1]	$ (0.69)	$ (0.87)	$ (1.15)	$ (2.13)	$ (1.72)
Weighted-average common shares outstanding used in net loss per share attributable to common stockholders - basic and diluted (in shares)		19,585,394	19,221,292	[1]	17,824,186	[1]	17,674,729	[1]	17,674,729	[1]	17,619,418	[1]	17,619,418	[1],[2]	17,207,672	[1]	16,636,201	[1]	19,476,487	17,725,095	18,102,219	17,274,326	16,561,799

[1]	The amounts were computed independently for each quarter, and the sum of the quarters may not total the annual amounts.
[2]	Adjusted to correct an immaterial error in the weighted-average share calculation in the Company's Form 10-Q as of September 30, 2017.